Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 15, 2014
Registrant Name	dei_EntityRegistrantName	WORLD FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001396092
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Aug. 15, 2014
European Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.96%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	837
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,419
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,025
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,652
European Equity Fund | Class A Shares | Class A Shares - without load
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.74%	[4]
5 Years	rr_AverageAnnualReturnYear05	14.62%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 15, 1996
European Equity Fund | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.31%	[4]
5 Years	rr_AverageAnnualReturnYear05	13.26%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 15, 1996
European Equity Fund | Class A Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.01%	[4]
5 Years	rr_AverageAnnualReturnYear05	10.65%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.15%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 15, 1996
European Equity Fund | Class A Shares | Class A Shares - with maximum load of 5.75%
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.31%	[4]
5 Years	rr_AverageAnnualReturnYear05	13.27%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.96%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 15, 1996
European Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	2.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.66%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	553	[3]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,879
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,905
1 Year	rr_AverageAnnualReturnYear01	10.88%	[4]
5 Years	rr_AverageAnnualReturnYear05	13.64%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	12.11%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 2003
European Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY Investment Objective
Objective	rr_ObjectiveHeading	The European Equity Fund (the “Fund”) seeks to achieve capital appreciation.
Expense	rr_ExpenseHeading	Fees and Expenses
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the Fund’s Statement of Additional Information (the “SAI”).

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate 61.21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.21%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund will seek to achieve its investment objective by investing in equity securities, (primarily common stocks but also preferred stocks and convertible securities). Under normal circumstances, the Fund will invest at least 80% of its total assets in equity securities of companies located in Europe or which conduct a significant portion of their business in countries which are generally considered to comprise Europe. Vontobel Asset Management, Inc. (the “Sub-Adviser”), the Fund’s investment sub-adviser, selects securities of companies that are located in, or listed on the exchanges of, European countries, as well as companies that derive at least two-thirds of their sales from such countries. The Fund normally will invest in business activities of not less than three different European countries.

Certain of the countries in which the Fund invests may be considered emerging markets. The Sub-Adviser generally will decide when and how much to invest in these developing markets based upon its assessment of their continuing development. As these stock markets develop and more investment opportunities emerge, the Fund will broaden its portfolio to include securities of companies located in or which conduct a significant portion of their business in countries in these developing markets.

The foreign securities the Fund purchases may be bought directly in their principal markets or may be acquired through the use of sponsored and unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other types of Depositary Receipts (collectively "Depositary Receipts"), to the extent such Depositary Receipts become available. ADRs are typically issued by a U.S. bank or trust company and represent ownership of underlying foreign securities. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and represent ownership of underlying securities issued by either a foreign or a United States corporation. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. For purposes of the Fund's investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities.

In determining which portfolio securities to sell, the Sub-Adviser considers the following: (1) if a stock appreciates such that, as a total percentage of the portfolio, it becomes too large; (2) if the sector or stock appears to be under-performing; (3) if the company management appears to be engaging in conduct not in the best interest of public shareholders; (4) to sell loss positions in order to reduce taxable gains to shareholders reflected in earlier sales of positions with gains; and, (5) to raise funds to cover redemptions.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The value oftheFund's investments are subject to market, economic and business risks which may cause the Fund's net asset value (the "NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Fund will achieve its objective.

Equity Risk.  Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Geographic Focus Risk. To the extent that a Fund invests a substantial amount of its assets in one country or group of countries, its performance may at times be worse than the performance of other mutual funds that invest more broadly.

Foreign Securities Risk.  The Fund will invest in foreign securities. These investments may involve financial, economic or political risks that are not ordinarily associated with investments in U.S. securities. Therefore, the Fund's NAV may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and increased volatility, taxes and adverse social or political developments.

Emerging Market Securities Risk.  The Fund also invests in securities of companies that trade in emerging and developing markets. In addition to the typical risks that are associated with investing in foreign securities, companies in developing countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.

Trading volume of the stock exchanges in these countries may be substantially lower than that in developed markets and the purchase and sale of portfolio securities may not always be made at an advantageous price.

Depositary Receipts.   In addition to the risks of foreign investments applicable to the underlying securities, unsponsored Depositary Receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

Risk Lose Money	rr_RiskLoseMoney	Therefore, the value of your investment in the Fund could decline and you could lose money.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund was reorganized on August 15, 2014 from a series of World Funds, Inc., a Maryland corporation (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”).  The performance information shown below is based upon the average total returns of the Predecessor Fund.  The performance information below is intended to serve as an illustration of the variability of the Fund’s return since the Fund is a continuation of the Predecessor Fund and has the same investment objective and investment strategies as that fund.  While the Fund is a continuation of the Predecessor Fund and would have invested in the same portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.

The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Predecessor Fund. If sales charges were included, the returns would be lower.  The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.theworldfundstrust.com or by calling toll-free 800-673-0550.

The following bar chart shows the Predecessor Fund’s annual returns for the Class A shares of the Fund as of December 31, 2013.  The performance of the Predecessor Fund’s Class C shares would have been lower than the Class A shares returns shown in the bar chart because the expenses of the Classes differ.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-673-0550.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.theworldfundstrust.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Year-By-Year Annual Returns Annual Returns, Class A Share by calendar year (2004-2013)
Annual Return 2004	rr_AnnualReturn2004	48.91%
Annual Return 2005	rr_AnnualReturn2005	19.35%
Annual Return 2006	rr_AnnualReturn2006	29.92%
Annual Return 2007	rr_AnnualReturn2007	4.61%
Annual Return 2008	rr_AnnualReturn2008	(45.77%)
Annual Return 2009	rr_AnnualReturn2009	85.97%
Annual Return 2010	rr_AnnualReturn2010	16.80%
Annual Return 2011	rr_AnnualReturn2011	(27.76%)
Annual Return 2012	rr_AnnualReturn2012	12.95%
Annual Return 2013	rr_AnnualReturn2013	11.74%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown, the highest quarterly return was 33.52% (quarter ended June 30, 2009) and the lowest quarterly return was -25.61% (quarter ended September 30, 2008).

The quarterly return for the most recent quarter ended June 30, 2014 was 1.27%.

Year to Date Return, Label	rr_YearToDateReturnLabel	Recent Quarter Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.61%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2013
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how average annual total returns of the Predecessor Fund’s Class A shares compared to those of the Predecessor Fund’s benchmark.  The table also presents the impact of taxes on the Predecessor Fund’s Class A Shares.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

European Equity Fund | MSCI Europe Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.43%	[4]
5 Years	rr_AverageAnnualReturnYear05	10.06%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 15, 1996
[1]	This deferred sales charge applies to Class C Shares sold within two years of purchase.
[2]	Commonwealth Capital Management, LLC (the "Adviser" or "CCM") has contractually agreed to waive or limit its fees and to assume other operating expenses until May 1, 2016 so that the ratio of total annual operating expenses is limited to 2.75% for the Fund's Class A Shares and to 3.50% for the Fund's Class C Shares. Fund Operating expenses do not include interest, taxes, brokeragecommissions, acquired fund fees and expenses, other expenditures capitalized in accordance with generally acceptedaccounting principles, acquired fund fees and expenses and other extraordinary expenses not incurred in the ordinarycourse of the Fund's business.The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid.The Adviser may recoup these amounts if such reimbursement does not cause the Fund to exceed existing expense limitations. This expense limitation agreement may be terminated by the Adviser or the Board of Trustees of the Trust at any time after May 1, 2016.
[3]	If you did not redeem your shares, your cost would be $353 for the one year period.
[4]	The Predecessor Fund commenced operations on February 15, 1996 for Class A Shares and January 1, 2003 for Class C Shares. The Fund has the same investment objective, strategies and policies as the Predecessor Fund.